Total Revenues and Net Income Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total revenues	$ 9,779	$ 15,032	$ 27,470
Net loss	(5,155)	(34,780)	(15,290)
Shanghai JIDI Network Technology Co., Ltd. | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total revenues			100
Net loss			$ (888)